UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida July 23, 2008
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	70
Form 13F information table value total:	114,555,033
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  	FMV
AUTOMATIC DATA PROCESSING INC	com	053015103	5,280,364	126,023	sole
WAL MART STORES INC		com	931142103	5,198,444	92,499	sole
DELL INC COM			com	24702R101	5,100,206	233,099	sole
APPLIED SIGNAL TECH COM		com	038237103	4,142,737	303,275	sole
CINTAS CORP COM			com	172908105	3,682,981	138,928	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	3,570,894	254,700	sole
INTERNATIONAL SPEEDWAY CO CL A	com	460335201	3,412,900	87,443	sole
MYLAN LABS INC COM		com	628530107	3,315,870	274,720	sole
THE LIMITED			com	532716107	3,298,354	195,748	sole
FRANKLIN RES INC COM		com	354613101	3,248,534	35,445	sole
COMCAST CORP CL A		com	20030N101	3,193,979	168,370	sole
KRAFT FOODS INC CL A		com	50075N104	3,113,312	109,431	sole
SARA LEE CORP COM		com	803111103	3,009,262	245,654	sole
HEALTH MGMT ASSOC INC CL A	com	421933102	2,864,986	440,090	sole
FAMILY DLR STORES INC COM	com	307000109	2,654,014	133,100	sole
POTLATCH CORP NEW COM		com	737630103	2,552,890	56,580	sole
BLACK & DECKER CORP COM		com	091797100	2,502,835	43,520	sole
BERKSHIRE HATHAWAY INC DEL CL B	com	084670207	2,274,804	567	sole
DSW INC CL A			com	23334L102	2,222,768	188,690	sole
TELLABS INC			com	879664100	1,970,414	423,745	sole
PEPSICO INC			com	713448108	1,945,027	30,587	sole
XL CAPITAL LTD A SHS		com	G98255105	1,906,179	92,713	sole
BALDWIN AND LYONS INC CL B	com	057755209	1,779,499	101,802	sole
GENERAL ELECTRIC CO		com	369604103	1,776,217	66,550	sole
WILEY JOHN & SONS INC CL A	com	968223206	1,746,038	38,775	sole
PATTERSON DENTAL CO COM		com	703395103	1,608,897	54,743	sole
TOTAL SYS SVCS INC COM		com	891906109	1,523,625	68,570	sole
STARBUCKS CORP COM		com	855244109	1,496,087	95,050	sole
3M CO				com	88579Y101	1,483,102	21,312	sole
COCA COLA CO			com	191216100	1,461,834	28,123	sole
MEDTRONIC INC			com	585055106	1,417,640	27,394	sole
OIL DRI CORP AMERICA		com	677864100	1,404,264	78,232	sole
MOCON INC			com	607494101	1,380,155	126,736	sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	1,330,977	19,115	sole
JOHNSON AND JOHNSON CO		com	478160104	1,327,656	20,635	sole
NOKIA CORP ADR			com	654902204	1,274,245	52,010	sole
ACCENTURE LTD BERMUDA CL A	com	G1150G111	1,231,780	30,250	sole
TRAVELERS GROUP INC COM		com	89417E109	1,226,397	28,258	sole
CENTRAL GARDEN&PET CO COM	com	153527106	1,074,665	236,190	sole
PROCTER AND GAMBLE CO		com	742718109	1,069,770	17,592	sole
WACHOVIA CORP COM		com	929903102	1,010,646	65,077	sole
MICROSOFT CORP			com	594918104	1,010,394	36,728	sole
PFIZER INC			com	717081103	963,837		55,171	sole
CONN WTR SVC INC COM		com	207797101	959,056		42,815	sole
ENERGY WEST INC COM NEW		com	29274A204	907,999		84,465	sole
COLGATE PALMOLIVE CO		com	194162103	905,072		13,098	sole
SCOTTS CO CL A			com	810186106	896,158		51,005	sole
EXXON MOBIL CORP		com	30231G102	881,959		10,007	sole
DELTA NAT GAS INC COM		com	247748106	878,076		33,617	sole
COMMUNICATIONS SYS INC		com	203900105	821,961		74,853	sole
BEMIS INC COM			com	081437105	800,842		35,720	sole
RGC RES INC COM			com	74955L103	735,627		26,263	sole
HOME DEPOT INC			com	437076102	692,272		29,559	sole
HEWLETT PACKARD CO COM		com	428236103	649,445		14,690	sole
WALT DISNEY CO COM		com	254687106	620,568		19,890	sole
AMERICAN EXPRESS CO		com	025816109	600,422		15,939	sole
EXXON MOBIL CORP		com	30231G102	572,845		6,500	sole
MIDDLESEX WATER CO COM		com	596680108	565,636		34,095	sole
MCRAE INDS INC CL A		com	582757209	508,320		28,240	sole
WEBSITE PROS INC COM		com	94769V105	378,065		58,867	sole
PFIZER INC			com	717081103	374,697		21,448	sole
FPIC INS GROUP INC COM		com	302563101	339,401		7,489	sole
MDU RES GROUP INC COM		com	552690109	337,105		9,670	sole
MAIDENFORM BRANDS INC COM	com	560305104	304,695		22,570	sole
FISHER & PAYKEL APPLIANCES H	intl	6421791NZ	302,621		200,810	sole
VIRCO MFG CO COM		com	927651109	299,799		60,080	sole
SPEEDWAY MOTORSPORTS COM	com	847788106	299,382		14,690	sole
BP PLC SPONSORED ADR		adr	055622104	293,307		4,216	sole
STEAK N SHAKE CO COM		com	857873103	286,781		45,305	sole
NATIONAL BEVERAGE CORP COM	com	635017106	283,443		38,988	sole